THE RBB FUND, INC.

Free Market U.S. Equity Fund

Free Market International Equity Fund

Free Market Fixed Income Fund

(collectively, the “Funds”)

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Supplement dated May 14, 2025

to the Prospectus and Statement of Additional Information dated December 31, 2024

______________________________________________________________________

At a meeting of the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) held on May 13-14, 2025, the Board approved certain changes relating to the Funds.

1.	Effective as of June 1, 2025, Matson Money, Inc. the investment adviser to the Funds (the “Adviser”), has contractually agreed to reduce the investment advisory fee payable by the Funds by implementing a new breakpoint.

Under the revised investment advisory agreement with the Company, the Adviser is entitled to an advisory fee at the annual rate of 0.50% of the first $1 billion of each Fund's average daily net assets, 0.49% of each Fund's average daily net assets over $1 billion to $3 billion, 0.48% of each Fund’s average daily net assets over $3 billion to $4 billion, and 0.35% of each Fund's average daily net assets over $4 billion, computed daily and payable monthly.

2.	Effective June 2, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
Matson Money Funds
[FUND NAME]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Matson Money Funds
[FUND NAME]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

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Please retain this supplement for your reference.

THE RBB FUND, INC.

Matson Money U.S. Equity VI Portfolio

Matson Money International Equity VI Portfolio

Matson Money Fixed Income VI Portfolio

(collectively, the “Portfolios”)

______________________________________________________________________

Supplement dated May 14, 2025

to the Prospectus and Statement of Additional Information dated December 31, 2024

______________________________________________________________________

At a meeting of the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”), held on May 13-14, 2025, the Board approved certain changes relating to the Portfolios.

1.	Effective as of June 1, 2025, Matson Money, Inc. the investment adviser to the Portfolios (the “Adviser”), has contractually agreed to reduce the investment advisory fee payable by the Portfolios by implementing a new breakpoint.

Under the revised investment advisory agreement with the Company, the Adviser is entitled to an advisory fee at the annual rate of 0.50% of the first $1 billion of each Portfolio’s average daily net assets, 0.49% of each Portfolio’s average daily net assets over $1 billion to $3 billion, 0.48% of each Portfolio’s average daily net assets over $3 billion to $4 billion, and 0.35% of each Portfolio’s average daily net assets over $4 billion, computed daily and payable monthly.

2.	Effective June 2, 2025, the mailing address for the Portfolios has changed. Going forward, please send written requests to obtain documentation, or to purchase, redeem, or exchange shares of the Portfolios to:

Regular Mail:
Matson Money Funds
[FUND NAME]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Matson Money Funds
[FUND NAME]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

* * * * *

Please retain this supplement for your reference.